DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of balance sheet information related to cash cash equivalents and restricted cash [Abstract]
Summary of balance sheet information related to cash, cash equivalents and restricted cash
Balance sheet information related to cash, cash equivalents and restricted cash as of December 31, 2021 and 2020 consisted of the following:

	2021	2020

Cash and cash equivalents	$53,486	$71,212
Restricted cash	1,524	31,313

Total cash, cash equivalents and restricted cash	$55,010	$102,525